Related Parties Transactions - Schedule of Amount Due to Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amount due to related parties	$ 444,802	$ 372,585
Repayment to related parties	354,909	400,798
Cash advance from related parties	429,849	153,528
Shareholder debts converted to capital contribution		$ 199,040
Hengqing Investment Consultation(SZ) Partnership Business (LP) [Member]
Related party description	Company controlled by Qing Zuo	Company controlled by Qing Zuo
Amount due to related parties		$ 24,052
Repayment to related parties	165,176
Cash advance from related parties	$ 141,214	$ 25,055
Henghui Investment Consultation(SZ) Partnership Business (LP) [Member]
Related party description	Company controlled by Qing Zuo	Company controlled by Qing Zuo
Amount due to related parties		$ 64,008
Repayment to related parties	63,767
Cash advance from related parties		$ 66,676
Qing Zuo [Member]
Related party description	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018
Amount due to related parties		$ 33,473
Repayment to related parties	39,805	576
Cash advance from related parties	6,459	5,185
Shareholder debts converted to capital contribution		$ 51,801
Junze Zhang [Member]
Related party description	Shareholder and director of the Company	Shareholder and director of the Company
Amount due to related parties	$ 444,802	$ 182,093
Cash advance from related parties	$ 264,836
Mengling Zhang [Member]
Related party description	General manager of ZDSE	General manager of ZDSE
Amount due to related parties		$ 36,519
Repayment to related parties	50,221	400,222
Cash advance from related parties	13,840	56,612
Shareholder debts converted to capital contribution		$ 147,239
Zihua Wu [Member]
Related party description	Director of the Company	Director of the Company
Amount due to related parties		$ 32,440
Repayment to related parties	35,940
Cash advance from related parties	$ 3,500